Risk management policies - Risk Exposure (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bond amount	£ 6,600.0
Currency risk | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ 6.6	£ 48.0
Hedge Ratio	1	1
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ 2.9	£ 2.5
Weighted average hedged rate for the year	3.20%	3.20%
Currency risk | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge Ratio	1	1
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ 0.0	£ 0.0
Weighted average hedged rate for the year (USD/GBP)	1.2083	1.3532
Currency risk | Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	1,000.0	1,000.0
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ (41.4)	£ 35.5
Currency risk | Hedging Instruments | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	46.9
Hedging instrument, assets		0.7
Bond amount	1,666.8	1,666.8
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	141.5	(45.5)
Currency risk | Non-Derivative Hedging Instrument | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	879.5	879.5
Currency risk | Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bond amount	1,000.0	1,000.0
Change in value of hedged item used to determine hedge effectiveness	£ 38.5	£ (38.0)
Currency risk | Hedged Items | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	1,666.8	1,666.8
Change in value of hedged item used to determine hedge effectiveness	£ (141.5)	£ 45.5